Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Amount of Goodwill by Reportable Segments and Corporate Group
2012
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2012	acquisition	adjustments	Other	December 31,2012
Banco Popular de Puerto Rico	$246,272	$-	$(439)	$(154)	$245,679
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$648,350	$-	$(439)	$(154)	$647,757

2011
			Purchase
	Balance at	Goodwill on	accounting		Balance at
(In thousands)	January 1, 2011	acquisition	adjustments	Other	December 31, 2011
Banco Popular de Puerto Rico	$245,309	$1,035	$(72)	$-	$246,272
Banco Popular North America	402,078	-	-	-	402,078
Total Popular, Inc.	$647,387	$1,035	$(72)	$-	$648,350

December 31, 2012

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2012	impairment	2012	2012	impairment	2012
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$246,272	$-	$246,272	$245,679	$-	$245,679
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$812,761	$164,411	$648,350	$812,168	$164,411	$647,757

December 31, 2011

	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2011	impairment	2011	2011	impairment	2011
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$245,309	$-	$245,309	$246,272	$-	$246,272
Banco Popular North America	566,489	164,411	402,078	566,489	164,411	402,078
Total Popular, Inc.	$811,798	$164,411	$647,387	$812,761	$164,411	$648,350

Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2012
Core deposits	$77,885	$43,627	$34,258
Other customer relationships	16,835	2,974	13,861
Other intangibles	135	73	62
Total other intangible assets	$94,855	$46,674	$48,181
December 31, 2011
Core deposits	$80,591	$38,199	$42,392
Other customer relationships	19,953	4,643	15,310
Other intangibles	242	103	139
Total other intangible assets	$100,786	$42,945	$57,841

Schedule Of Expected Amortization Expense Table Text Block
(In thousands)
Year 2013	$9,871
Year 2014	9,227
Year 2015	7,084
Year 2016	6,799
Year 2017	4,050